GENERAL (Schedule of Estimated Fair Values of Assets Acquired and Liabilities Assumed) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	May 15, 2012	Sep. 04, 2012
Business Acquisition [Line Items]
Goodwill	$ 20,814	$ 20,814
Ortiva [Member]
Business Acquisition [Line Items]
Current assets			1,967
Equipment and other assets			459
Deferred revenues			(1,803)
Current and non-current liabilities			(3,949)
Deferred tax assets, net			409
Goodwill			8,924
Net assets acquired			10,816
Ortiva [Member] | Technology [Member]
Business Acquisition [Line Items]
Intangible assets			3,899
Ortiva [Member] | Backlog [Member]
Business Acquisition [Line Items]
Intangible assets			910
Oversi [Member]
Business Acquisition [Line Items]
Current assets				4,182
Equipment and other assets				138
Deferred revenues				(936)
Other current liabilities				(2,038)
Bank loan				(1,952)
Goodwill				8,739
Net assets acquired				17,349
Oversi [Member] | Technology [Member]
Business Acquisition [Line Items]
Intangible assets				6,826
Oversi [Member] | Backlog [Member]
Business Acquisition [Line Items]
Intangible assets				1,491
Oversi [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Intangible assets				$ 899